Other Liabilities (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 GBP (£)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)
Monthly fixed payment to trustee			$ 2,275
Maturity of payment			Feb. 28, 2019	Feb. 28, 2019
Payroll taxes and other withholdings			$ 103,333
Outstanding obligation balance			$ 661,333
Obligation accrues interest			3.50%	3.50%
GBP
Monthly fixed payment to trustee | £				£ 1,500
MCC Obligaton [Member]
Monthly fixed payment to trustee	$ 2,265
Maturity of payment	Feb. 28, 2019	Feb. 28, 2019
MCC Obligaton [Member] | GBP
Monthly fixed payment to trustee | £		£ 1,500
Justice Obligaton [Member]
Payroll taxes and other withholdings	$ 103,333
Outstanding obligation balance	$ 633,022
Obligation accrues interest	3.50%	3.50%